RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 343,332,362
Financial assets at end of period	274,682,875	$ 343,332,362
Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	231,573,437
Financial assets at end of period	188,313,361	231,573,437
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	19,027,205
Financial assets at end of period	23,380,573	19,027,205
Trade receivables [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	19,410,007
Financial assets at end of period	23,762,989	19,410,007
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	290,172,863
Financial assets at end of period	235,373,468	290,172,863
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	220,297,825
Financial assets at end of period	179,115,847	220,297,825
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	231,573,437	206,447,165	$ 182,128,114
On business combination			13,109,218
New financial assets originated or purchased	142,677,855	117,046,001	89,510,739
Financial assets that have been derecognized/paid	(114,550,381)	(107,353,830)	(80,564,793)
Net remeasurement of amortized cost and other receivables	1,547,562	134,578	1,353,747
Write-offs	(3,211,915)	(3,546,071)	(2,954,451)
Discontinued operations	1,675,137	6,209,789	6,428,284
Reclassification BAC		8,558,624	(2,135,153)
Loss of control in subsidiary	(77,434,601)
FX and other movements	6,036,267	4,077,181	(428,540)
Financial assets at end of period	188,313,361	231,573,437	206,447,165
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	119,389,106
Financial assets at end of period	105,248,652	119,389,106
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	125,246,237
Financial assets at end of period	110,742,842	125,246,237
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	116,173,059
Financial assets at end of period	99,282,353	116,173,059
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	122,027,804	110,986,938	98,936,699
On business combination			6,965,032
New financial assets originated or purchased	78,320,455	67,013,320	53,401,200
Financial assets that have been derecognized/paid	(67,255,879)	(66,033,305)	(51,342,149)
Net remeasurement of amortized cost and other receivables	1,488,843	326,239	1,697,699
Write-offs	(746,163)	(1,085,415)	(1,381,267)
Discontinued operations	2,678,679	1,890,724	1,899,311
Reclassification BAC		5,560,875	658,506
Loss of control in subsidiary	(36,433,272)
FX and other movements	4,694,632	3,368,428	151,907
Financial assets at end of period	104,775,099	122,027,804	110,986,938
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,216,047
Financial assets at end of period	5,966,299	3,216,047
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,218,433	4,693,678	2,718,961
On business combination			472,785
New financial assets originated or purchased	23,119,917	1,531,771	2,631,805
Financial assets that have been derecognized/paid	(18,982,865)	(2,671,104)	(1,597,582)
Net remeasurement of amortized cost and other receivables	84,916	16,537	(918)
Discontinued operations	249	1,529	947
Reclassification BAC		(607,582)	585,199
Loss of control in subsidiary	(1,442,427)
FX and other movements	(30,480)	253,604	(117,519)
Financial assets at end of period	5,967,743	3,218,433	4,693,678
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	72,308,141
Financial assets at end of period	56,107,532	72,308,141
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	76,889,145	65,835,457	59,840,451
On business combination			3,064,867
New financial assets originated or purchased	36,243,274	43,803,992	30,808,106
Financial assets that have been derecognized/paid	(25,911,661)	(35,802,200)	(25,906,203)
Net remeasurement of amortized cost and other receivables	(37,897)	(234,357)	(459,169)
Write-offs	(2,343,238)	(2,383,572)	(1,512,306)
Discontinued operations	597,849	3,372,792	3,591,234
Reclassification BAC		2,097,155	(3,314,771)
Loss of control in subsidiary	(26,721,679)
FX and other movements	703,651	199,878	(276,752)
Financial assets at end of period	59,419,444	76,889,145	65,835,457
Financial assets at amortised cost, category [member] | Mortgage [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	28,387,909
Financial assets at end of period	17,530,914	28,387,909
Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	29,120,316	24,558,771	20,221,683
On business combination			2,606,534
New financial assets originated or purchased	4,774,892	4,509,177	2,301,100
Financial assets that have been derecognized/paid	(2,191,978)	(2,628,241)	(1,502,514)
Net remeasurement of amortized cost and other receivables	(7,610)	(406)	254,624
Write-offs	(41,866)	(27,176)	(9,185)
Discontinued operations	(1,601,640)	944,744	936,792
Reclassification BAC		1,508,176	(64,087)
Loss of control in subsidiary	(12,837,223)
FX and other movements	668,464	255,271	(186,176)
Financial assets at end of period	17,883,355	29,120,316	24,558,771
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	212,669
Financial assets at end of period	228,749	212,669
Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	317,739	372,321	410,320
New financial assets originated or purchased	219,317	187,741	230,044
Financial assets that have been derecognized/paid	(207,998)	(218,980)	(216,345)
Net remeasurement of amortized cost and other receivables	19,310	26,565	(5)
Write-offs	(80,648)	(49,908)	(51,693)
Financial assets at end of period	267,720	317,739	372,321
Financial assets at amortised cost, category [member] | Trade receivables [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	16,181,527
Financial assets at end of period	20,255,758	16,181,527
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,502,442
Financial assets at end of period	5,552,118	4,502,442
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	37,493,866
Financial assets at end of period	22,461,805	37,493,866
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	48,010,223
Financial assets at end of period	35,995,562	48,010,223
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	190,819,121	167,489,648	164,206,688
Transfer from stage 1 to stage 2	(8,276,152)	(10,995,706)	(10,884,862)
Transfer from stage 1 to stage 3	(1,659,371)	(1,463,566)	(1,477,007)
Transfer from stage 2 to stage 1	8,288,205	5,474,571	1,911,107
Transfer from stage 3 to stage 1	367,294	333,523	118,638
On business combination			12,198,534
New financial assets originated or purchased	138,932,725	112,304,857	80,348,102
Financial assets that have been derecognized/paid	(104,212,015)	(97,996,142)	(74,679,641)
Net remeasurement of amortized cost and other receivables	(1,008,007)	(2,094,986)	(1,355,755)
Write-offs	(131,245)	(71,864)	(6,369)
Discontinued operations	4,985,907	5,034,757	4,960,227
Reclassification BAC		9,531,734	(7,387,932)
Loss of control in subsidiary	(68,298,203)
FX and other movements	5,097,764	3,272,295	(462,082)
Financial assets at end of period	164,906,023	190,819,121	167,489,648
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	100,858,380	92,626,136	89,337,399
Transfer from stage 1 to stage 2	(3,412,530)	(6,217,821)	(4,246,025)
Transfer from stage 1 to stage 3	(1,183,677)	(1,074,291)	(846,268)
Transfer from stage 2 to stage 1	3,502,330	2,585,939	759,786
Transfer from stage 3 to stage 1	152,800	189,944	52,510
On business combination			6,451,352
New financial assets originated or purchased	76,419,265	64,413,391	48,319,273
Financial assets that have been derecognized/paid	(60,407,178)	(60,721,302)	(48,092,063)
Net remeasurement of amortized cost and other receivables	(180,790)	(841,693)	110,841
Write-offs	(2,985)	(4,427)	(1,686)
Discontinued operations	3,560,936	1,592,033	1,669,684
Reclassification BAC		5,333,890	(985,017)
Loss of control in subsidiary	(33,537,080)
FX and other movements	4,188,763	2,976,581	96,350
Financial assets at end of period	89,958,234	100,858,380	92,626,136
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,218,433	4,693,539	2,717,983
On business combination			472,785
New financial assets originated or purchased	23,119,916	1,531,771	2,631,805
Financial assets that have been derecognized/paid	(18,982,865)	(2,671,104)	(1,596,605)
Net remeasurement of amortized cost and other receivables	84,916	16,676	(1,056)
Discontinued operations	249	1,529	947
Reclassification BAC		(607,582)	585,199
Loss of control in subsidiary	(1,442,427)
FX and other movements	(30,480)	253,604	(117,519)
Financial assets at end of period	5,967,742	3,218,433	4,693,539
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	63,811,740	51,453,521	53,555,487
Transfer from stage 1 to stage 2	(3,939,985)	(3,955,559)	(4,782,608)
Transfer from stage 1 to stage 3	(456,120)	(363,213)	(564,000)
Transfer from stage 2 to stage 1	2,810,585	2,193,145	794,373
Transfer from stage 3 to stage 1	146,229	102,385	49,535
On business combination			2,861,841
New financial assets originated or purchased	34,459,205	41,759,298	27,210,747
Financial assets that have been derecognized/paid	(22,753,127)	(32,129,847)	(23,474,601)
Net remeasurement of amortized cost and other receivables	(788,200)	(1,170,836)	(1,465,800)
Write-offs	(125,994)	(65,031)	(4,153)
Discontinued operations	1,156,225	2,732,637	2,624,474
Reclassification BAC		3,256,691	(5,084,892)
Loss of control in subsidiary	(22,340,862)
FX and other movements	549,432	(1,451)	(266,882)
Financial assets at end of period	52,529,128	63,811,740	51,453,521
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	22,743,149	18,537,882	18,265,897
Transfer from stage 1 to stage 2	(896,435)	(773,274)	(1,715,034)
Transfer from stage 1 to stage 3	(13,682)	(18,990)	(53,136)
Transfer from stage 2 to stage 1	1,954,180	657,398	342,585
Transfer from stage 3 to stage 1	67,285	39,085	15,731
On business combination			2,412,556
New financial assets originated or purchased	4,715,113	4,417,205	1,900,405
Financial assets that have been derecognized/paid	(1,891,256)	(2,315,419)	(1,359,297)
Net remeasurement of amortized cost and other receivables	(130,620)	(99,596)	140,786
Write-offs	(2,018)	(1,996)	(480)
Discontinued operations	268,497	708,558	665,122
Reclassification BAC		1,548,735	(1,903,222)
Loss of control in subsidiary	(10,977,834)
FX and other movements	390,049	43,561	(174,031)
Financial assets at end of period	16,226,428	22,743,149	18,537,882
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	187,419	178,570	329,922
Transfer from stage 1 to stage 2	(27,202)	(49,052)	(141,195)
Transfer from stage 1 to stage 3	(5,892)	(7,072)	(13,603)
Transfer from stage 2 to stage 1	21,110	38,089	14,363
Transfer from stage 3 to stage 1	980	2,109	862
New financial assets originated or purchased	219,226	183,192	145,350
Financial assets that have been derecognized/paid	(177,589)	(158,470)	(157,075)
Net remeasurement of amortized cost and other receivables	6,687	463	(4)
Write-offs	(248)	(410)	(50)
Financial assets at end of period	224,491	187,419	178,570
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	26,898,573	26,588,199	8,056,807
Transfer from stage 1 to stage 2	8,276,152	10,995,706	10,884,862
Transfer from stage 2 to stage 3	(2,939,477)	(3,879,203)	(1,809,431)
Transfer from stage 2 to stage 1	(8,288,205)	(5,474,571)	(1,911,107)
Transfer from stage 3 to stage 2	646,995	809,475	197,795
On business combination			390,932
New financial assets originated or purchased	2,450,770	3,354,034	6,663,845
Financial assets that have been derecognized/paid	(6,284,621)	(5,649,252)	(2,239,246)
Net remeasurement of amortized cost and other receivables	213,598	723	237,700
Write-offs	(404,857)	(198,682)	(11,953)
Discontinued operations	(1,228,725)	866,278	1,134,881
Reclassification BAC		(1,103,917)	4,977,650
Loss of control in subsidiary	(8,288,834)
FX and other movements	723,539	589,783	15,464
Financial assets at end of period	11,774,908	26,898,573	26,588,199
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	11,747,975	9,843,700	2,767,147
Transfer from stage 1 to stage 2	3,412,530	6,217,821	4,246,025
Transfer from stage 2 to stage 3	(1,259,406)	(1,757,273)	(1,079,233)
Transfer from stage 2 to stage 1	(3,502,330)	(2,585,939)	(759,786)
Transfer from stage 3 to stage 2	311,858	499,834	87,186
On business combination			92,410
New financial assets originated or purchased	1,177,731	1,819,955	3,865,761
Financial assets that have been derecognized/paid	(3,742,642)	(2,836,505)	(1,103,647)
Net remeasurement of amortized cost and other receivables	102,831	(42,188)	67,585
Write-offs	(2,622)	(4,913)	(2,746)
Discontinued operations	71,257	161,627	173,787
Reclassification BAC		236,162	1,454,036
Loss of control in subsidiary	(2,931,541)
FX and other movements	286,453	195,694	35,175
Financial assets at end of period	5,672,094	11,747,975	9,843,700
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period			2
Financial assets that have been derecognized/paid			(2)
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,828,726	11,382,726	3,907,448
Transfer from stage 1 to stage 2	3,939,985	3,955,559	4,782,608
Transfer from stage 2 to stage 3	(1,433,947)	(1,869,405)	(630,766)
Transfer from stage 2 to stage 1	(2,810,585)	(2,193,145)	(794,373)
Transfer from stage 3 to stage 2	258,837	252,599	92,505
On business combination			154,993
New financial assets originated or purchased	1,219,507	1,448,809	2,355,069
Financial assets that have been derecognized/paid	(2,332,167)	(2,570,086)	(1,046,350)
Net remeasurement of amortized cost and other receivables	69,133	15,274	136,596
Write-offs	(396,404)	(183,875)	(8,793)
Discontinued operations	(80,679)	506,255	717,528
Reclassification BAC		(1,111,052)	1,726,467
Loss of control in subsidiary	(3,498,287)
FX and other movements	164,844	195,067	(10,206)
Financial assets at end of period	4,928,963	9,828,726	11,382,726
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	5,278,510	5,217,872	1,357,409
Transfer from stage 1 to stage 2	896,435	773,274	1,715,034
Transfer from stage 2 to stage 3	(219,362)	(164,767)	(83,009)
Transfer from stage 2 to stage 1	(1,954,180)	(657,398)	(342,585)
Transfer from stage 3 to stage 2	72,617	47,618	15,554
On business combination			143,529
New financial assets originated or purchased	53,475	85,222	421,836
Financial assets that have been derecognized/paid	(197,058)	(207,019)	(71,861)
Net remeasurement of amortized cost and other receivables	39,252	22,411	30,991
Write-offs	(3,827)	(7,094)	(234)
Discontinued operations	(1,219,303)	198,396	243,566
Reclassification BAC		(229,027)	1,797,147
Loss of control in subsidiary	(1,859,006)
FX and other movements	272,242	199,022	(9,505)
Financial assets at end of period	1,159,795	5,278,510	5,217,872
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	43,362	143,901	24,801
Transfer from stage 1 to stage 2	27,202	49,052	141,195
Transfer from stage 2 to stage 3	(26,762)	(87,758)	(16,423)
Transfer from stage 2 to stage 1	(21,110)	(38,089)	(14,363)
Transfer from stage 3 to stage 2	3,683	9,424	2,550
New financial assets originated or purchased	57	48	23,707
Financial assets that have been derecognized/paid	(12,754)	(35,642)	(17,386)
Net remeasurement of amortized cost and other receivables	2,382	5,226
Write-offs	(2,004)	(2,800)	(180)
Financial assets at end of period	14,056	43,362	143,901
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	13,855,743	12,369,318	9,864,619
Transfer from stage 1 to stage 3	1,659,371	1,463,566	1,477,007
Transfer from stage 2 to stage 3	2,939,477	3,879,203	1,809,431
Transfer from stage 3 to stage 2	(646,995)	(809,475)	(197,795)
Transfer from stage 3 to stage 1	(367,294)	(333,523)	(118,638)
On business combination			519,752
New financial assets originated or purchased	1,294,360	1,387,110	2,498,792
Financial assets that have been derecognized/paid	(4,053,745)	(3,708,436)	(3,645,906)
Net remeasurement of amortized cost and other receivables	2,341,971	2,228,841	2,471,802
Write-offs	(2,675,813)	(3,275,525)	(2,936,129)
Discontinued operations	(2,082,045)	308,754	333,176
Reclassification BAC		130,807	275,129
Loss of control in subsidiary	(847,564)
FX and other movements	214,964	215,103	18,078
Financial assets at end of period	11,632,430	13,855,743	12,369,318
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,421,449	8,517,102	6,832,153
Transfer from stage 1 to stage 3	1,183,677	1,074,291	846,268
Transfer from stage 2 to stage 3	1,259,406	1,757,273	1,079,233
Transfer from stage 3 to stage 2	(311,858)	(499,834)	(87,186)
Transfer from stage 3 to stage 1	(152,800)	(189,944)	(52,510)
On business combination			421,270
New financial assets originated or purchased	723,459	779,974	1,216,166
Financial assets that have been derecognized/paid	(3,106,059)	(2,475,498)	(2,146,439)
Net remeasurement of amortized cost and other receivables	1,566,802	1,210,120	1,519,273
Write-offs	(740,556)	(1,076,075)	(1,376,835)
Discontinued operations	(953,514)	137,064	55,840
Reclassification BAC		(9,177)	189,487
Loss of control in subsidiary	35,349
FX and other movements	219,416	196,153	20,382
Financial assets at end of period	9,144,771	9,421,449	8,517,102
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		139	976
New financial assets originated or purchased	1
Financial assets that have been derecognized/paid			(975)
Net remeasurement of amortized cost and other receivables		(139)	138
Financial assets at end of period	1		139
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,248,679	2,999,210	2,377,516
Transfer from stage 1 to stage 3	456,120	363,213	564,000
Transfer from stage 2 to stage 3	1,433,947	1,869,405	630,766
Transfer from stage 3 to stage 2	(258,837)	(252,599)	(92,505)
Transfer from stage 3 to stage 1	(146,229)	(102,385)	(49,535)
On business combination			48,033
New financial assets originated or purchased	564,562	595,885	1,242,290
Financial assets that have been derecognized/paid	(826,367)	(1,102,267)	(1,385,252)
Net remeasurement of amortized cost and other receivables	681,170	921,205	870,035
Write-offs	(1,820,840)	(2,134,666)	(1,499,360)
Discontinued operations	(477,697)	133,900	249,232
Reclassification BAC		(48,484)	43,654
Loss of control in subsidiary	(882,530)
FX and other movements	(10,625)	6,262	336
Financial assets at end of period	1,961,353	3,248,679	2,999,210
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgage [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,098,657	803,017	598,377
Transfer from stage 1 to stage 3	13,682	18,990	53,136
Transfer from stage 2 to stage 3	219,362	164,767	83,009
Transfer from stage 3 to stage 2	(72,617)	(47,618)	(15,554)
Transfer from stage 3 to stage 1	(67,285)	(39,085)	(15,731)
On business combination			50,449
New financial assets originated or purchased	6,304	6,750
New financial assets originated or purchased, net			(21,141)
Financial assets that have been derecognized/paid	(103,664)	(105,803)	(71,356)
Net remeasurement of amortized cost and other receivables	83,758	76,779	82,847
Write-offs	(36,021)	(18,086)	(8,471)
Discontinued operations	(650,834)	37,790	28,104
Reclassification BAC		188,468	41,988
Loss of control in subsidiary	(383)
FX and other movements	6,173	12,688	(2,640)
Financial assets at end of period	497,132	1,098,657	803,017
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	86,958	49,850	55,597
Transfer from stage 1 to stage 3	5,892	7,072	13,603
Transfer from stage 2 to stage 3	26,762	87,758	16,423
Transfer from stage 3 to stage 2	(3,683)	(9,424)	(2,550)
Transfer from stage 3 to stage 1	(980)	(2,109)	(862)
New financial assets originated or purchased	34	4,501	60,987
Financial assets that have been derecognized/paid	(17,655)	(24,868)	(41,884)
Net remeasurement of amortized cost and other receivables	10,241	20,876	(1)
Write-offs	(78,396)	(46,698)	(51,463)
Financial assets at end of period	$ 29,173	$ 86,958	$ 49,850